Derivative Instruments (Schedule of Offsetting Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Assets, Derivative Assets	$ 13,647	$ 13,000	$ 416
Gross Amounts Offset on Balance Sheet, Derivative Assets	(7,921)	(4,700)	(370)
Net Amounts of Assets (Liabilities) on Balance Sheet, Derivative Assets	5,726	8,300	46
Gross Amounts Offset on Balance Sheet, Derivative liabilities	5,221	256	0
Derivative Liability, Fair Value, Gross Liability	(29,208)	(4,600)	(2,306)
Net Amounts of Assets (Liabilities) on Balance Sheet, Derivative liabilities	$ (23,987)	$ (4,344)	$ (2,306)